Nature of Operations	12 Months Ended
Oct. 31, 2021
Nature of Operations
Nature of Operations
1.	Nature of Operations

High Tide Inc. (the “Company” or “High Tide”) is a retail-focused cannabis company enhanced by the manufacturing and distribution of consumption accessories. The Company’s shares are listed on the Nasdaq Capital Market (“Nasdaq”) under the symbol “HITI”(listed as of June 2, 2021), the TSX Venture Exchange (“TSXV”) under the symbol “HITI”, and on the Frankfurt Stock Exchange (“FSE”) under the securities identification code ‘WKN: A2PBPS’ and the ticker symbol “2LYA”. The address of the Company’s corporate and registered office is # 120 – 4954 Richard Road SW, Calgary, Alberta T3E 6L1.

High Tide does not engage in any U.S. cannabis-related activities as defined by the Canadian Securities Administrators Staff Notice 51-352.

COVID-19

The Company’s business could be adversely affected by the effects of the outbreak of novel coronavirus (“COVID-19”). Several significant measures have been implemented in Canada and the rest of the world in response to the increased impact from COVID-19. The Company cannot accurately predict the impact COVID-19 will have on third parties’ ability to meet their obligations with the Company, including due to uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, and the length of travel and quarantine restrictions imposed by governments of affected countries. In particular, the continued spread of COVID-19 globally could materially and adversely impact the Company’s business including without limitation, employee health, workplace productivity, and other factors that will depend on future developments beyond the Company’s control. In addition, a significant outbreak of contagious diseases in the human population could result in a widespread health crisis that could adversely affect the economies and financial markets of many countries resulting in an economic downturn that could negatively impact the Company’s financial position, financial performance, cash flows, and its ability to raise capital. Since the initial outset of the pandemic, the Company did not experience a significant decline in sales for most of the operating businesses.